EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings per share for continuing operations
The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended December 31:

Continuing operations	2022	2021	2020
(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	656	75	102

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,753	1,753	1,753
Denominator for diluted earnings per share (in millions)	1,761	1,761	1,761

Basic earnings / (loss) per share *	$0.37	$0.04	$0.06
Diluted earnings / (loss) per share *	$0.37	$0.04	$0.06
*In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation.

Schedule of earnings per share for discontinued operations
The following table sets forth the computation of basic and diluted earnings per share for discontinued operations, for the years ended December 31:

Discontinued operations	2022	2021	2020

(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	(818)	599	(451)

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,753	1,753	1,753
Denominator for diluted earnings per share (in millions)	1,761	1,761	1,761

Basic earnings / (loss) per share *	($0.46)	$0.34	($0.26)
Diluted earnings / (loss) per share *	($0.46)	$0.34	($0.26)
*In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation.